RECEIVABLES (Details 4) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Financing receivable, recorded investment
Gross receivables	$ 12,373,149	$ 12,884,569	$ 13,504,713	$ 12,285,234	$ 10,854,596
Retail
Financing receivable, recorded investment
Gross receivables	8,422,464	8,745,923	8,669,831	8,480,893	7,363,384
Retail | Titanium
Financing receivable, recorded investment
Gross receivables	4,710,279	4,866,060		4,750,422
Retail | Platinum
Financing receivable, recorded investment
Gross receivables	2,285,267	2,386,558		2,265,690
Retail | Gold
Financing receivable, recorded investment
Gross receivables	1,198,091	1,254,335		1,239,703
Retail | Silver
Financing receivable, recorded investment
Gross receivables	196,116	207,682		199,575
Retail | Bronze
Financing receivable, recorded investment
Gross receivables	32,711	31,288		25,503
Wholesale
Financing receivable, recorded investment
Gross receivables	$ 3,950,685	4,138,646	$ 4,567,991	3,573,524	$ 3,265,173
Wholesale | Grade A
Financing receivable, recorded investment
Gross receivables		2,117,160		1,981,226
Wholesale | Grade B
Financing receivable, recorded investment
Gross receivables		1,572,953		1,236,828
Wholesale | Grade C
Financing receivable, recorded investment
Gross receivables		315,825		232,101
Wholesale | Grade D
Financing receivable, recorded investment
Gross receivables		$ 132,708		$ 123,369